Advance from an Investor (Details)	Dec. 31, 2023 USD ($)	Nov. 23, 2023 USD ($)	Nov. 23, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Revenue from Contract with Customer [Abstract]
Advance from an investor	$ 3,098,635	$ 3,098,635	¥ 22,000,000
Interest rate		5.50%	5.50%